Share-based compensation - Summary of share options outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	1,283,088	1,516,641	1,692,347
Weighted average remaining contractual life of options outstanding	6 years 7 months 2 days	7 years 6 months
Number of options exercisable (in shares)	866,594	917,162
0.0001 - 1.09
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	784,368	899,300
Weighted average remaining contractual life of options outstanding	5 years 5 months 12 days	6 years 3 months 18 days
Number of options exercisable (in shares)	748,368	810,900
0.0001 - 1.09 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 0.0001	$ 0.0001
0.0001 - 1.09 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 1.09	$ 1.09
8.86 - 11.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	65,522	215,420
Weighted average remaining contractual life of options outstanding	8 years 9 months 18 days	9 years 11 months 15 days
Number of options exercisable (in shares)	9,784	36,400
8.86 - 11.06 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 8.86	$ 8.86
8.86 - 11.06 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 11.06	$ 11.06
15.79 - 16.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	284,680	377,089
Weighted average remaining contractual life of options outstanding	7 years 9 months 7 days	8 years 9 months 10 days
Number of options exercisable (in shares)	104,176	69,862
15.79 - 16.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 15.79	$ 15.79
15.79 - 16.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 16.00	$ 16.00
26.43 - 64.19
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)		24,832
Weighted average remaining contractual life of options outstanding		9 years 10 months 20 days
Number of options exercisable (in shares)		0
26.43 - 64.19 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares		$ 26.43
26.43 - 64.19 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares		$ 64.19
26.43 - 95.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	148,518
Weighted average remaining contractual life of options outstanding	9 years 4 months 24 days
Number of options exercisable (in shares)	4,266
26.43 - 95.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 26.43
26.43 - 95.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 95.12